Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements:
Our financial assets and liabilities that are measured at fair value on a recurring basis are as follows (in millions):

		Fair Value Measurements at Reporting Date Using
As of December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Technique (1)
Current portion of restricted marketable securities	$15.0	$—	$15.0	$—	M
Other long-term assets:
Restricted marketable securities	30.2	—	30.2	—	M
As of December 31, 2010
Current portion of restricted marketable securities	$18.2	$—	$18.2	$—	M
Prepaid expenses and other current assets:
June 2009 trading swap	1.2	—	1.2	—	I
Other long-term assets:
Restricted marketable securities	19.3	—	19.3	—	M
Other current liabilities:
March 2006 trading swap	(12.1)	—	(12.1)	—	I

(1)	The three valuation techniques are: market approach (M), cost approach (C), and income approach (I).
In addition to assets and liabilities recorded at fair value on a recurring basis, we are also required to record assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges or similar adjustments made to the carrying value of the applicable assets. Assets measured at fair value on a nonrecurring basis are as follows (in millions):

		Fair Value Measurements at Reporting Date Using			Total Losses
	Net Carrying Value as of December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Year Ended December 31, 2009
Investments in and advances to nonconsolidated affiliates	$1.7	$—	$—	$1.7	$0.3
Other long-term assets:
Assets held for sale	14.2	—	14.2	—	0.9

During the years ended December 31, 2011 and 2010, we did not record any gains or losses related to our nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a nonrecurring basis as part of our continuing operations. The above losses incurred in 2009 represent our write-down of certain assets to their estimated fair value based on offers we received from third parties to acquire the assets or other market conditions. The loss related to Investments in and advances to nonconsolidated affiliates is included in Other income in our consolidated statement of operations for the year ended December 31, 2009. The losses related to assets held for sale are included in Loss on disposal of assets in our consolidated statement of operations for the year ended December 31, 2009.
The loss associated with Investments in and advances to nonconsolidated affiliates resulted from an other-than-temporary impairment of an investment accounted for using the cost method of accounting. The investment was valued using its published net asset value discounted due to recent market fluctuations, the illiquid nature of the investment, and proposed changes to the investment’s structure. More specifically, and because we elected a liquidation option with regard to this investment, we discounted the net asset value of our holdings to account for anticipated sales of assets within this investment at prices lower than the currently stated net asset value.
During the years ended December 31, 2011, 2010, and 2009, we also recorded impairment charges of $6.8 million, $0.6 million, and $4.0 million, respectively, as part of our results of discontinued operations. See Note 18, Assets and Liabilities in and Results of Discontinued Operations.
As discussed in Note 1, Summary of Significant Accounting Policies, “Fair Value Measurements,” the carrying value equals fair value for our financial instruments that are not included in the table below and are classified as current in our consolidated balance sheets. The carrying amounts and estimated fair values for all of our other financial instruments are presented in the following table (in millions):

	As of December 31, 2011		As of December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Interest rate swap agreements:
March 2006 trading swap	$—	$—	$(12.1)	$(12.1)
June 2009 trading swap	—	—	1.2	1.2
Long-term debt:
Advances under $500 million revolving credit facility	110.0	110.0	78.0	78.0
Term loan facility	97.5	97.5	—	—
10.75% Senior Notes due 2016	—	—	495.5	543.2
7.25% Senior Notes due 2018	336.7	330.0	275.0	280.5
8.125% Senior Notes due 2020	285.8	290.0	285.5	311.8
7.75% Senior Notes due 2022	312.0	301.1	250.0	258.1
Other bonds payable	1.5	1.5	1.8	1.8
Other notes payable	35.3	35.3	36.4	36.4
Financial commitments:
Letters of credit	—	44.6	—	45.6

Fair values for our long-term debt and financial commitments are determined using inputs, including quoted prices in non-active markets, that are observable either directly or indirectly, or Level 2 inputs within the fair value hierarchy. See Note 1, Summary of Significant Accounting Policies, "Fair Value Measurements."